COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 19 - COMMITMENTS AND CONTINGENCIES

Commitments

Lease Commitments

The Company leased their principal offices under lease agreements.  The following table sets forth the Company’s contractual obligations as of June 30, 2017 in future periods:

For the years ending June 30,	Rental payments
2018	$186,721
2019
2020	-
2021	-
2022	-
Thereafter	-
$186,721

Guarantee Commitments

Guarantees terminate upon payment or cancellation of the guaranteed obligation. Dongsheng Guarantee’s obligations to make payments under guarantees will be triggered upon failure of the parties for which the guarantees are provided to fulfill their guaranteed obligations. The terms from inception to termination of the guarantees provided generally range from 6 to 12 months.

Contingencies

In the past, Dongsheng Guarantee failed to comply with PRC regulations that provide that the aggregate balance of liabilities guaranteed by a financing guarantee Company for any single guaranteed party may not exceed 10% of the net assets of the guarantee Company and also failed to make required social insurance and provident housing fund contributions for some of its employees. During the years ended June 30, 2017 and 2016, Dongsheng Guarantee did not provide guarantees for loans in excess of 10% of its net assets to any single customer and made all required social insurance, but it failed to comply with certain housing fund requirements under PRC regulations. As of June 30, 2017 and 2016, Dongsheng Guarantee had not received any notice from any relevant government authorities regarding its prior non-compliance with these requirements. However, it is possible that relevant regulatory authorities will impose penalties and/or bring legal action against Dongsheng Guarantee retrospectively. Any such penalties or legal action could have an adverse effect on the Company’s business, and management is unable to make any estimate of the amounts of any such possible penalties.

Litigations

The Company is involved in various legal actions arising in the ordinary course of its business. As of June 30, 2017, the Company was involved in 3 lawsuits in China, of which 2 of the legal actions were initiated by the Company as plaintiff in relation to the guarantee business, and in the other of which the Company is a defendant in relation to its financing lease business (see below). The Company initiated legal proceedings to collect delinquent balances, interest and penalties from guarantees. 2 of these cases with an aggregated claim of $624,169 have been adjudicated by the Court in favor of the Company and these cases are in the process of being enforced.

In October 2014, an equipment supplier filed a lawsuit in China naming Jinshang Leasing and the respective lessee of a financing lease arrangement as defendants demanding repayment of the equipment cost of $2.2 million (RMB14.8 million) and compensation of $0.2 million (RMB1.5 million). There has been no activity in this lawsuit since it was transferred to the Beijing Haidian court. In June 2015, the lessee filed a notice to Jinshang Leasing and the supplier to terminate the financing lease arrangement and the respective equipment sale and purchase agreement. Jinshang Leasing has not collected or made any payment or recognized any income on this financing lease arrangement. The directors of the Company have sought advice from PRC legal counsel in this respect and are of the view that the lawsuit against Jinshang Leasing is without merit and believe that resolution of this matter will not result in any payment that, in the aggregate, would be material to the financial position or results of operations of the Company.

The Company and certain of its executive officers have been named as defendants in two civil securities lawsuits recently filed in two U.S. District Courts (the “Lawsuits”) in April 2017. Both Lawsuits are putative class action lawsuits where plaintiffs’ counsels are seeking to represent the entire class of shareholders who bought the Company’s securities between 29 October 2015 and 29 March 2017. Both Lawsuits assert the same statutory violations under the U.S. Securities Exchange Act, alleging, in sum and substance, that the defendants made false and misleading statements, or failed to disclose material facts, in the Company’s prospectuses, press releases, and filings with the U.S. Securities and Exchange Commission (the “SEC”) in connection with its growth, business prospects and the adequacy of its internal controls. The Lawsuits further alleged that the Company’s stock price fell when the alleged misstatements or omissions became known to investors. The plaintiffs are seeking unspecified monetary damages, including interest, costs and attorneys’ fees and other relief as the court deems just.

On June 19, 2017, the plaintiff in one of the class actions filed a notice of voluntary discontinuance.

On June 26, 2017, the Court issued an Order appointing lead plaintiffs and lead counsel, and on August 25, 2017 lead plaintiffs filed an Amended Class Action Complaint. The Amended Complaint alleges a claim against the Company for securities fraud purportedly arising from alleged misrepresentations concerning its principal executive offices (which alleged misrepresentations resulted in the Company being added to, and then removed from, the Russell 2000 index). On October 24, 2017, the Company moved to dismiss the Amended Complaint for failure to state a claim against it. That motion remains pending. The Amended Complaint does not specifically allege the damages purportedly suffered by the class, and the Company is not yet able to provide a reliable estimate of any such damage claim. The directors of the Company believe that the claims from this proceeding are without merit and they are vigorously defending this proceeding.